Offerings - Offering: 1	Dec. 11, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.500% Senior Notes due 2031
Amount Registered | shares	550,000,000
Maximum Aggregate Offering Price	$ 548,812,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 75,790.94
Offering Note	This registration fee table shall be deemed to update the "Calculation of Filing Fee Tables" in the registrant's Registration Statement on Form S-3ASR (Registration No. 333-274048), originally filed with the Securities and Exchange Commission (the "Commission") on August 17, 2023 in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.